N-2	6 Months Ended
May 31, 2025 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001293613
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	KAYNE ANDERSON ENERGY INFRASTRUCTURE FUND, INC.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

1.      Organization

Kayne Anderson Energy Infrastructure Fund, Inc. (the “Company” or “KYN”) was organized as a Maryland corporation on June 4, 2004, and is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company’s investment objective is to provide a high after-tax total return with an emphasis on making cash distributions to shareholders. The Company intends to achieve this objective by investing at least 80% of its total assets in the securities of Energy Infrastructure Companies. The Company commenced operations on September 28, 2004. The Company’s shares of common stock are listed on the New York Stock Exchange, Inc. (“NYSE”) under the symbol “KYN.” For more information about the Company’s investment objective, policies and principal risks, see Investment Objective, Policies and Risks in the Company’s most recently filed annual report.

Risk Factors [Table Text Block]

4.      Risk Considerations

The Company’s investments are concentrated in the energy sector. A downturn in one or more industries within the energy sector, material declines in energy-related commodity prices, adverse political, legislative or regulatory developments or environmental, catastrophic or other events could have a larger impact on the Company than on an investment company that does not concentrate in the energy sector. The performance of companies in the energy sector may lag the performance of other sectors or the broader market as a whole. The Company also invests in securities of foreign issuers, predominantly those located in Canada and, to a lesser extent, Europe. The value of those investments will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the issuers operate or are domiciled. Additionally, to the extent that the Company invests a relatively high percentage of its assets in the securities of a limited number of issuers, the Company may be more susceptible than a more widely diversified investment company to any single economic, political or regulatory occurrence.

At May 31, 2025, the Company had the following investment concentrations:

Category	Percent of Long-Term Investments
Equity securities(1)	100.0%
Energy Companies	97.6%
Energy Infrastructure Companies	96.5%
Largest single issuer	11.3%
Restricted securities	3.4%

(1)     Includes common and preferred equity

For more information about the principal risks of investing in the Company, see Investment Objective, Policies and Risks in the Company’s most recently filed annual report.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]	The table below sets forth a summary of the redemptions and key terms of each series of Notes outstanding during the six months ended May 31, 2025.
Series	Principal Outstanding November 30, 2024	Principal Redeemed	Principal Outstanding May 31, 2025	Unamortized Issuance Costs	Estimated Fair Value May 31, 2025	Fixed/Floating Interest Rate	Maturity
GG	$21,419	$(21,419)	$—	$—	$—	3.67%	4/16/25
PP	50,000	—	50,000	92	50,900	3-month SOFR + 151 bps	6/19/26
QQ	20,000	—	20,000	2	20,100	1.81%	6/19/25
RR	45,000	—	45,000	267	43,700	4.57%	5/18/32
SS	45,000	—	45,000	290	42,700	4.67%	8/2/34
TT	18,235	—	18,235	4	18,400	3.82%	8/8/25
UU	40,000	—	40,000	299	39,900	5.18%	3/29/33
VV	25,000	—	25,000	260	25,700	5.79%	1/10/34
WW	35,000	—	35,000	265	36,400	5.65%	5/22/31
XX	40,000	—	40,000	318	41,100	5.79%	5/22/34
YY	30,000	—	30,000	289	30,200	5.19%	9/18/31
ZZ	40,000	—	40,000	403	39,500	5.45%	9/18/36
	$409,654	$(21,419)	$388,235	$2,489	$388,600

Long Term Debt, Principal | $	$ 388,235
Long Term Debt, Structuring [Text Block]

11.   Notes

At May 31, 2025, the Company had $388,235 aggregate principal amount of Notes outstanding. On April 16, 2025, the Company redeemed all $21,419 of its Series GG Notes at par value. The table below sets forth a summary of the redemptions and key terms of each series of Notes outstanding during the six months ended May 31, 2025.

Series	Principal Outstanding November 30, 2024	Principal Redeemed	Principal Outstanding May 31, 2025	Unamortized Issuance Costs	Estimated Fair Value May 31, 2025	Fixed/Floating Interest Rate	Maturity
GG	$21,419	$(21,419)	$—	$—	$—	3.67%	4/16/25
PP	50,000	—	50,000	92	50,900	3-month SOFR + 151 bps	6/19/26
QQ	20,000	—	20,000	2	20,100	1.81%	6/19/25
RR	45,000	—	45,000	267	43,700	4.57%	5/18/32
SS	45,000	—	45,000	290	42,700	4.67%	8/2/34
TT	18,235	—	18,235	4	18,400	3.82%	8/8/25
UU	40,000	—	40,000	299	39,900	5.18%	3/29/33
VV	25,000	—	25,000	260	25,700	5.79%	1/10/34
WW	35,000	—	35,000	265	36,400	5.65%	5/22/31
XX	40,000	—	40,000	318	41,100	5.79%	5/22/34
YY	30,000	—	30,000	289	30,200	5.19%	9/18/31
ZZ	40,000	—	40,000	403	39,500	5.45%	9/18/36
	$409,654	$(21,419)	$388,235	$2,489	$388,600

Holders of the fixed rate Series QQ through SS Notes are entitled to receive cash interest payments semi-annually (on June 19 and December 19) at the fixed rate. Holders of the floating rate Notes are entitled to receive cash interest payments quarterly (on March 19, June 19, September 19 and December 19) at the floating rate. Holders of the fixed rate Series TT through ZZ Notes are entitled to receive cash interest payments semi-annually (on February 13 and August 13) at the fixed rate. As of May 31, 2025, the weighted average interest rate on the outstanding Notes was 5.07%.

As of May 31, 2025, each series of Notes was rated “AAA” by Kroll Bond Rating Agency (“KBRA”). In the event the credit rating on any series of Notes falls below “A-”, the interest rate on such series will increase by 1% during the period of time such series is rated below “A-”. The Company is required to maintain a current rating from one rating agency with respect to each series of Notes and is prohibited from having any rating of less than investment grade (“BBB-”) with respect to each series of Notes.

The Notes were issued in private placement offerings to institutional investors and are not listed on any exchange or automated quotation system. The Notes contain various covenants related to other indebtedness, liens and limits on the Company’s overall leverage. Under the 1940 Act and the terms of the Notes, the Company may not declare dividends or make other distributions on shares of its common stock or make purchases of such shares if, at any time of the declaration, distribution or purchase, asset coverage with respect to senior securities representing indebtedness (including the Notes) would be less than 300%.

The Notes are redeemable in certain circumstances at the option of the Company. The Notes are also subject to a mandatory redemption to the extent needed to satisfy certain requirements if the Company fails to meet an asset coverage ratio required by law and is not able to cure the coverage deficiency by the applicable deadline.

The Notes are unsecured obligations of the Company and, upon liquidation, dissolution or winding up of the Company, will rank: (1) senior to all of the Company’s outstanding preferred shares; (2) senior to all of the Company’s outstanding common shares; (3) on parity with any unsecured creditors of the Company and any unsecured senior securities representing indebtedness of the Company; and (4) junior to any secured creditors of the Company.

At May 31, 2025, the Company was in compliance with all covenants under the Notes agreements.

Long Term Debt, Dividends and Covenants [Text Block]

Holders of the fixed rate Series QQ through SS Notes are entitled to receive cash interest payments semi-annually (on June 19 and December 19) at the fixed rate. Holders of the floating rate Notes are entitled to receive cash interest payments quarterly (on March 19, June 19, September 19 and December 19) at the floating rate. Holders of the fixed rate Series TT through ZZ Notes are entitled to receive cash interest payments semi-annually (on February 13 and August 13) at the fixed rate. As of May 31, 2025, the weighted average interest rate on the outstanding Notes was 5.07%.

As of May 31, 2025, each series of Notes was rated “AAA” by Kroll Bond Rating Agency (“KBRA”). In the event the credit rating on any series of Notes falls below “A-”, the interest rate on such series will increase by 1% during the period of time such series is rated below “A-”. The Company is required to maintain a current rating from one rating agency with respect to each series of Notes and is prohibited from having any rating of less than investment grade (“BBB-”) with respect to each series of Notes.

The Notes were issued in private placement offerings to institutional investors and are not listed on any exchange or automated quotation system. The Notes contain various covenants related to other indebtedness, liens and limits on the Company’s overall leverage. Under the 1940 Act and the terms of the Notes, the Company may not declare dividends or make other distributions on shares of its common stock or make purchases of such shares if, at any time of the declaration, distribution or purchase, asset coverage with respect to senior securities representing indebtedness (including the Notes) would be less than 300%.

The Notes are redeemable in certain circumstances at the option of the Company. The Notes are also subject to a mandatory redemption to the extent needed to satisfy certain requirements if the Company fails to meet an asset coverage ratio required by law and is not able to cure the coverage deficiency by the applicable deadline.

The Notes are unsecured obligations of the Company and, upon liquidation, dissolution or winding up of the Company, will rank: (1) senior to all of the Company’s outstanding preferred shares; (2) senior to all of the Company’s outstanding common shares; (3) on parity with any unsecured creditors of the Company and any unsecured senior securities representing indebtedness of the Company; and (4) junior to any secured creditors of the Company.

At May 31, 2025, the Company was in compliance with all covenants under the Notes agreements.

Outstanding Security, Title [Text Block]	Common stock
Outstanding Security, Authorized [Shares]	193,855,883
Outstanding Security, Held [Shares]	169,126,038
Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

12.   Preferred Stock

At May 31, 2025, the Company had 6,144,117 shares of MRP Shares outstanding, with a total liquidation value of $153,603 ($25.00 per share liquidation value). The table below sets forth a summary of the key terms of each series of MRP Shares outstanding at May 31, 2025.

Series	Liquidation Value May 31, 2025	Unamortized Issuance Costs	Estimated Fair Value May 31, 2025	Fixed/Floating Dividend Rate	Mandatory Redemption Date
R	$41,828	$148	$40,400	3.38%	2/11/27
S	49,775	435	46,000	3.60%	2/11/30
T	20,000	262	19,100	5.07%	8/2/32
W	12,000	62	11,500	2.44%	9/1/26
X	30,000	280	30,100	5.49%	9/18/29
	$153,603	$1,187	$147,100

Holders of the MRP Shares are entitled to receive cumulative cash dividend payments on the first business day following each quarterly period (the last day of February, May 31, August 31 and November 30).

As of May 31, 2025, each series of MRP Shares was rated “A+” by KBRA. The dividend rate on the Company’s MRP Shares will increase if the credit rating is downgraded below “A” (as determined by the lowest credit rating assigned). Further, the annual dividend rate for all series of MRP Shares will increase by 4.0% if no ratings are maintained, and the annual dividend rate will increase by 5.0% if the Company fails to make a dividend or certain other payments.

The MRP Shares rank senior to all of the Company’s outstanding common shares and on parity with any other preferred stock. The MRP Shares are redeemable in certain circumstances at the option of the Company and are also subject to a mandatory redemption if the Company fails to meet a total leverage (debt and preferred stock) asset coverage ratio of 225%.

Under the terms of the MRP Shares, the Company may not declare dividends or pay other distributions on shares of its common stock or make purchases of such shares if, at any time of the declaration, distribution or purchase, asset coverage with respect to total leverage would be less than 225%.

The holders of the MRP Shares have one vote per share and will vote together with the holders of common stock as a single class except on matters affecting only the holders of MRP Shares or the holders of common stock. The holders of the MRP Shares, voting separately as a single class, have the right to elect at least two directors of the Company.

At May 31, 2025, the Company was in compliance with the asset coverage requirement of its MRP Shares.

Security Dividends [Text Block]

Under the terms of the MRP Shares, the Company may not declare dividends or pay other distributions on shares of its common stock or make purchases of such shares if, at any time of the declaration, distribution or purchase, asset coverage with respect to total leverage would be less than 225%.

Security Voting Rights [Text Block]

The holders of the MRP Shares have one vote per share and will vote together with the holders of common stock as a single class except on matters affecting only the holders of MRP Shares or the holders of common stock. The holders of the MRP Shares, voting separately as a single class, have the right to elect at least two directors of the Company.

Security Preemptive and Other Rights [Text Block]

The MRP Shares rank senior to all of the Company’s outstanding common shares and on parity with any other preferred stock. The MRP Shares are redeemable in certain circumstances at the option of the Company and are also subject to a mandatory redemption if the Company fails to meet a total leverage (debt and preferred stock) asset coverage ratio of 225%.

Common Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

13.   Common Stock

As of May 31, 2025, the Company had 193,855,883 shares of common stock authorized and 169,126,038 shares outstanding. As of May 31, 2025, Kayne Anderson Capital Advisors, L.P. (“KACALP”) owned 808,748 shares of the Company.

During the six months ended May 31, 2025 and the fiscal year ended November 30, 2024, there were no common stock transactions.

Security Title [Text Block]	common stock